UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue,

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2014

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.8%
MFS Global Governments Portfolio – Initial Class	6,175,680	$65,400,455
MFS Global Real Estate Portfolio – Initial Class	1,217,733	15,927,943
MFS Government Securities Portfolio – Initial Class	6,473,046	83,049,177
MFS Growth Series – Initial Class	1,311,386	49,622,855
MFS High Yield Portfolio – Initial Class	6,735,528	41,356,139
MFS Inflation – Adjusted Bond Portfolio – Initial Class	7,968,524	82,155,478
MFS International Growth Portfolio – Initial Class	1,184,970	16,080,038
MFS International Value Portfolio – Initial Class	754,451	16,371,589
MFS Limited Maturity Portfolio – Initial Class	9,732,258	99,560,996
MFS Mid Cap Growth Series – Initial Class	3,980,271	32,956,644
MFS Mid Cap Value Portfolio – Initial Class	3,510,136	32,538,959

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	499,344	$7,834,708
MFS New Discovery Value Portfolio – Initial Class	798,619	7,994,177
MFS Research Bond Series – Initial Class	10,590,627	140,961,249
MFS Research International Portfolio – Initial Class	2,126,844	32,264,221
MFS Research Series – Initial Class	1,776,234	49,610,205
MFS Value Series – Initial Class	2,577,358	49,536,827

Total Underlying Affiliated Funds		$823,221,660

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,347,659	$1,347,659

Total Investments		$824,569,319

OTHER ASSETS, LESS LIABILITIES – 0.0%		354,656

Net Assets – 100.0%		$824,923,975

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$824,569,319	$—	$—	$824,569,319

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$779,051,305
Gross unrealized appreciation	58,990,694
Gross unrealized depreciation	(13,472,680)
Net unrealized appreciation (depreciation)	$45,518,014

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	6,804,953	75,384	(704,657)	6,175,680
MFS Global Real Estate Portfolio	1,430,547	30,128	(242,942)	1,217,733
MFS Government Securities Portfolio	7,018,777	208,514	(754,245)	6,473,046
MFS Growth Series	1,391,185	108,411	(188,210)	1,311,386
MFS High Yield Portfolio	7,160,100	383,829	(808,401)	6,735,528
MFS Inflation-Adjusted Bond Portfolio	8,918,572	97,516	(1,047,564)	7,968,524
MFS Institutional Money Market Portfolio	1,352,298	53,136,760	(53,141,399)	1,347,659
MFS International Growth Portfolio	1,227,482	77,592	(120,104)	1,184,970
MFS International Value Portfolio	828,399	21,638	(95,586)	754,451
MFS Limited Maturity Portfolio	10,430,039	224,092	(921,873)	9,732,258
MFS Mid Cap Growth Series	4,027,177	490,903	(537,809)	3,980,271
MFS Mid Cap Value Portfolio	3,603,646	443,231	(536,741)	3,510,136
MFS New Discovery Series	412,017	117,451	(30,124)	499,344
MFS New Discovery Value Portfolio	746,782	129,089	(77,252)	798,619
MFS Research Bond Series	11,605,875	367,008	(1,382,256)	10,590,627
MFS Research International Portfolio	2,253,105	84,801	(211,062)	2,126,844
MFS Research Series	1,890,718	162,020	(276,504)	1,776,234
MFS Value Series	2,819,176	144,496	(386,314)	2,577,358

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(212,581)	$—	$361,520	$65,400,455
MFS Global Real Estate Portfolio	313,707	—	371,282	15,927,943
MFS Government Securities Portfolio	(409,651)	—	2,091,696	83,049,177
MFS Growth Series	1,417,862	3,350,920	52,509	49,622,855
MFS High Yield Portfolio	85,307	—	2,287,638	41,356,139
MFS Inflation-Adjusted Bond Portfolio	(773,196)	—	753,577	82,155,478
MFS Institutional Money Market Portfolio	—	—	806	1,347,659
MFS International Growth Portfolio	331,517	743,016	150,067	16,080,038
MFS International Value Portfolio	484,535	—	322,922	16,371,589
MFS Limited Maturity Portfolio	3,748	399,535	1,291,671	99,560,996
MFS Mid Cap Growth Series	902,847	3,654,531	—	32,956,644
MFS Mid Cap Value Portfolio	778,851	3,657,770	332,705	32,538,959
MFS New Discovery Series	97,374	1,689,057	—	7,834,708
MFS New Discovery Value Portfolio	157,453	1,182,046	45,080	7,994,177
MFS Research Bond Series	(937,411)	—	4,143,443	140,961,249
MFS Research International Portfolio	565,752	340,707	616,767	32,264,221
MFS Research Series	1,398,318	3,760,698	414,442	49,610,205
MFS Value Series	1,718,422	1,558,270	770,168	49,536,827

	$5,922,854	$20,336,550	$14,006,293	$824,569,319

4

QUARTERLY REPORT

September 30, 2014

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.7%
Broadcasting – 1.4%
Stroer Out-of-Home Media AG	39,877	$873,741

Brokerage & Asset Managers – 3.2%
FXCM, Inc., “A”	46,128	$731,129
GAIN Capital Holdings, Inc.	47,602	303,225
NASDAQ OMX Group, Inc.	23,575	1,000,052

		$2,034,406

Business Services – 5.7%
Forrester Research, Inc.	17,149	$632,112
Global Payments, Inc.	12,854	898,238
RE/MAX Holdings, Inc., “A”	22,663	673,771
Resources Connection, Inc.	67,584	942,121
Serco Group PLC	101,824	472,271

		$3,618,513

Computer Software – 0.5%
Rovi Corp. (a)	16,066	$317,223

Computer Software – Systems – 3.9%
Ingram Micro, Inc., “A” (a)	31,917	$823,778
Model N, Inc. (a)	38,990	384,441
NICE Systems Ltd., ADR	23,838	972,352
Sabre Corp.	17,427	312,205

		$2,492,776

Construction – 1.0%
Beacon Roofing Supply, Inc. (a)	12,044	$306,881
Interface, Inc.	20,834	336,261

		$643,142

Consumer Products – 1.2%
Sensient Technologies Corp.	15,065	$788,653

Consumer Services – 1.7%
Capella Education Co.	6,123	$383,300
Carriage Services, Inc.	20,969	363,393
Servicemaster Global Holdings, Inc. (a)	13,848	335,122

		$1,081,815

Containers – 1.1%
Greif, Inc., “A”	16,252	$712,000

Electrical Equipment – 2.1%
Advanced Drainage Systems, Inc. (a)	33,317	$697,991
TriMas Corp. (a)	25,405	618,104

		$1,316,095

Electronics – 3.3%
Lattice Semiconductor Corp. (a)	56,376	$422,820
Micrel, Inc.	65,233	784,753
MKS Instruments, Inc.	9,712	324,187
Rubicon Technology, Inc. (a)(l)	61,751	262,442
Ultratech, Inc. (a)	13,972	317,863

		$2,112,065

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.3%
Energen Corp.	8,826	$637,590
Memorial Resource Development Corp. (a)	14,276	387,022
Rosetta Resources, Inc. (a)	9,254	412,358
SM Energy Co.	7,448	580,944
Walter Energy, Inc. (l)	33,433	78,233

		$2,096,147

Entertainment – 3.2%
AMC Entertainment Holdings, Inc., “A”	30,518	$701,609
Cinemark Holdings, Inc.	29,138	991,858
International Speedway Corp.	10,813	342,123

		$2,035,590

Food & Drug Stores – 0.4%
Brazil Pharma S.A. (a)	158,929	$244,781

Health Maintenance Organizations – 0.7%
Molina Healthcare, Inc. (a)	10,763	$455,275

Insurance – 8.3%
Allied World Assurance Co.	24,042	$885,707
Aspen Insurance Holdings Ltd.	10,749	459,735
Everest Re Group Ltd.	6,505	1,053,875
Hanover Insurance Group, Inc.	11,881	729,731
Safety Insurance Group, Inc.	8,802	474,516
Stewart Information Services Corp.	15,707	461,000
Symetra Financial Corp.	26,491	618,035
Third Point Reinsurance Ltd. (a)	42,922	624,515

		$5,307,114

Leisure & Toys – 1.7%
Brunswick Corp.	14,692	$619,121
Callaway Golf Co.	68,267	494,253

		$1,113,374

Machinery & Tools – 7.2%
Columbus McKinnon Corp.	28,443	$625,462
Douglas Dynamics, Inc.	41,298	805,311
Herman Miller, Inc.	20,643	616,194
Joy Global, Inc.	14,126	770,432
Kennametal, Inc.	14,960	617,998
Polypore International, Inc. (a)	12,437	483,924
Regal Beloit Corp.	10,888	699,554

		$4,618,875

Major Banks – 1.4%
Huntington Bancshares, Inc.	94,530	$919,777

Medical & Health Technology & Services – 2.9%
Cross Country Healthcare, Inc. (a)	85,334	$792,753
IPC The Hospitalist Co., Inc. (a)	10,796	483,553
MEDNAX, Inc. (a)	10,781	591,014

		$1,867,320

Medical Equipment – 1.3%
Teleflex, Inc.	8,121	$853,030

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – 2.1%
GrafTech International Ltd. (a)	82,296	$376,916
Horsehead Holding Corp. (a)	21,583	356,767
Iluka Resources Ltd.	83,578	575,169

		$1,308,852

Natural Gas – Distribution – 0.7%
AGL Resources, Inc.	8,887	$456,259

Natural Gas – Pipeline – 0.5%
StealthGas, Inc. (a)	36,426	$331,841

Network & Telecom – 1.3%
Ixia (a)	52,241	$477,483
Polycom, Inc. (a)	26,081	320,405

		$797,888

Oil Services – 3.6%
Helix Energy Solutions Group, Inc. (a)	24,500	$540,470
Superior Energy Services, Inc.	13,966	459,062
Tesco Corp.	34,603	686,870
Tidewater, Inc.	16,241	633,886

		$2,320,288

Other Banks & Diversified Financials – 12.8%
Berkshire Hills Bancorp, Inc.	20,002	$469,847
Brookline Bancorp, Inc.	85,161	728,127
CAI International, Inc. (a)	49,681	961,327
Cathay General Bancorp, Inc.	28,390	704,924
EZCORP, Inc., “A” (a)	59,664	591,270
First Interstate BancSystem, Inc.	26,180	695,603
PrivateBancorp, Inc.	33,936	1,015,026
Regional Management Corp. (a)	40,795	732,270
Sandy Spring Bancorp, Inc.	23,327	533,955
TCF Financial Corp.	63,598	987,677
Texas Capital Bancshares, Inc. (a)	13,561	782,198

		$8,202,224

Pollution Control – 1.4%
Progressive Waste Solutions Ltd.	34,150	$880,046

Railroad & Shipping – 1.2%
Diana Shipping, Inc. (a)	83,846	$749,583

Real Estate – 6.9%
BioMed Realty Trust, Inc., REIT	39,321	$794,284
Corporate Office Properties Trust, REIT	24,627	633,406
EPR Properties, REIT	16,476	835,004

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Hatteras Financial Corp., REIT	43,884	$788,157
Medical Properties Trust, Inc., REIT	52,120	638,991
Select Income, REIT	30,325	729,316

		$4,419,158

Specialty Chemicals – 1.5%
Kronos Worldwide, Inc.	24,309	$334,978
Tronox Ltd., “A”	23,581	614,285

		$949,263

Specialty Stores – 6.1%
Burlington Stores, Inc. (a)	15,055	$600,092
Children’s Place, Inc.	14,915	710,849
Citi Trends, Inc. (a)	16,275	359,678
Express, Inc. (a)	43,105	672,869
Gordmans Stores, Inc. (a)	71,926	245,987
Kirkland’s, Inc. (a)	34,267	552,041
Rent-A-Center, Inc.	24,126	732,224

		$3,873,740

Trucking – 2.0%
Atlas Air Worldwide Holdings, Inc. (a)	10,576	$349,220
Celadon Group, Inc.	21,873	425,430
Marten Transport Ltd.	26,745	476,328

		$1,250,978

Utilities – Electric Power – 2.1%
El Paso Electric Co.	18,166	$663,967
Great Plains Energy, Inc.	27,963	675,866

		$1,339,833

Total Common Stocks		$62,381,665

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	852,776	$852,776

COLLATERAL FOR SECURITIES LOANED – 0.2%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	95,481	$95,481

Total Investments		$63,329,922

OTHER ASSETS, LESS LIABILITIES – 0.8%		500,631

Net Assets – 100.0%		$63,830,553

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$57,281,881	$—	$—	$57,281,881
Greece	1,081,424	—	—	1,081,424
Israel	972,352	—	—	972,352
Canada	880,046	—	—	880,046
Germany	—	873,741	—	873,741
Australia	575,169	—	—	575,169
United Kingdom	472,271	—	—	472,271
Brazil	244,781	—	—	244,781
Mutual Funds	948,257	—	—	948,257
Total Investments	$62,456,181	$873,741	$—	$63,329,922

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $873,741 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$56,436,742
Gross unrealized appreciation	10,283,782
Gross unrealized depreciation	(3,390,602)
Net unrealized appreciation (depreciation)	$6,893,180

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	98,206	15,179,864	(14,425,294)	852,776

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$736	$852,776

4

QUARTERLY REPORT

September 30, 2014

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 100.0%
MFS Emerging Markets Equity Portfolio – Initial Class	380,250	$5,433,773
MFS Global Governments Portfolio – Initial Class	2,130,963	22,566,903
MFS Global Real Estate Portfolio – Initial Class	2,110,265	27,602,262
MFS Growth Series – Initial Class	1,646,552	62,305,523
MFS High Yield Portfolio – Initial Class	4,607,594	28,290,626
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,744,426	28,295,037
MFS International Growth Portfolio – Initial Class	2,054,141	27,874,696
MFS International Value Portfolio – Initial Class	1,299,648	28,202,362
MFS Limited Maturity Portfolio – Initial Class	1,110,830	11,363,786
MFS Mid Cap Growth Series – Initial Class	6,136,173	50,807,514
MFS Mid Cap Value Portfolio – Initial Class	5,429,442	50,330,926

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	696,532	$10,928,581
MFS New Discovery Value Portfolio – Initial Class	1,100,128	11,012,282
MFS Research Bond Series – Initial Class	2,133,076	28,391,248
MFS Research International Portfolio – Initial Class	3,310,876	50,225,983
MFS Research Series – Initial Class	2,026,828	56,609,309
MFS Value Series – Initial Class	3,233,000	62,138,259

Total Underlying Affiliated Funds		$562,379,070

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	57,160	$57,160

Total Investments		$562,436,230

OTHER ASSETS, LESS LIABILITIES – 0.0%		139,012

Net Assets – 100.0%		$562,575,242

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$562,436,230	$—	$—	$562,436,230

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$489,308,103
Gross unrealized appreciation	76,042,165
Gross unrealized depreciation	(2,914,038)
Net unrealized appreciation (depreciation)	$73,128,127

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	417,933	23,470	(61,153)	380,250
MFS Global Governments Portfolio	2,311,333	69,637	(250,007)	2,130,963
MFS Global Real Estate Portfolio	2,448,416	74,197	(412,348)	2,110,265
MFS Growth Series	1,765,573	128,086	(247,107)	1,646,552
MFS High Yield Portfolio	4,876,475	289,789	(558,670)	4,607,594
MFS Inflation-Adjusted Bond Portfolio	3,032,449	98,961	(386,984)	2,744,426
MFS Institutional Money Market Portfolio	13	15,053,903	(14,996,756)	57,160
MFS International Growth Portfolio	2,113,249	129,530	(188,638)	2,054,141
MFS International Value Portfolio	1,427,945	33,640	(161,937)	1,299,648
MFS Limited Maturity Portfolio	1,180,813	40,686	(110,669)	1,110,830
MFS Mid Cap Growth Series	6,275,206	731,615	(870,648)	6,136,173
MFS Mid Cap Value Portfolio	5,604,863	649,302	(824,723)	5,429,442
MFS New Discovery Series	573,127	163,415	(40,010)	696,532
MFS New Discovery Value Portfolio	1,034,730	173,982	(108,584)	1,100,128
MFS Research Bond Series	2,319,684	93,280	(279,888)	2,133,076
MFS Research International Portfolio	3,493,761	118,369	(301,254)	3,310,876
MFS Research Series	2,180,043	170,255	(323,470)	2,026,828
MFS Value Series	3,576,853	153,468	(497,321)	3,233,000

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain Amount	Capital Gain Amount	Dividend Amount	Ending Value
MFS Emerging Markets Equity Portfolio	$(12,338)	$—	$36,627	$5,433,773
MFS Global Governments Portfolio	(89,133)	—	124,060	22,566,903
MFS Global Real Estate Portfolio	388,682	—	639,091	27,602,262
MFS Growth Series	1,847,839	4,222,126	66,161	62,305,523
MFS High Yield Portfolio	131,816	—	1,576,830	28,290,626
MFS Inflation-Adjusted Bond Portfolio	(301,978)	—	258,699	28,295,037
MFS Institutional Money Market Portfolio	—	—	70	57,160
MFS International Growth Portfolio	387,371	1,284,716	259,473	27,874,696
MFS International Value Portfolio	760,181	—	559,312	28,202,362
MFS Limited Maturity Portfolio	1,529	45,714	147,788	11,363,786
MFS Mid Cap Growth Series	1,459,650	5,640,572	—	50,807,514
MFS Mid Cap Value Portfolio	1,019,544	5,678,751	516,529	50,330,926
MFS New Discovery Series	97,139	2,350,450	—	10,928,581
MFS New Discovery Value Portfolio	84,456	1,635,702	62,382	11,012,282
MFS Research Bond Series	(215,017)	—	837,727	28,391,248
MFS Research International Portfolio	723,576	530,398	960,155	50,225,983
MFS Research Series	1,421,525	4,307,265	474,675	56,609,309
MFS Value Series	1,476,246	1,969,757	973,545	62,138,259

	$9,181,088	$27,665,451	$7,493,124	$562,436,230

4

QUARTERLY REPORT

September 30, 2014

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 94.3%
International Market Sovereign – 56.1%
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/22	AUD	5,604,720	$4,993,661
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/25	AUD	2,720,816	2,826,417
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/35	AUD	826,880	777,937
Federal Republic of Germany, Inflation Linked Bond, 1.5%, 4/15/16	EUR	5,921,022	7,687,799
Federal Republic of Germany, Inflation Linked Bond, 1.75%, 4/15/20	EUR	7,311,729	10,535,383
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/23	EUR	4,950,240	6,583,468
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/21	CAD	5,749,590	6,657,244
Government of Canada, Inflation Linked Bond, 4%, 12/01/31	CAD	3,617,670	5,080,437
Government of Canada, Inflation Linked Bond, 2%, 12/01/41	CAD	5,211,398	6,136,649
Government of France, Inflation Linked Bond, 1.8%, 7/25/40	EUR	2,851,725	4,758,686
Government of France, Inflation Linked Bond, 1.3%, 7/25/19	EUR	1,409,967	1,965,681
Government of France, Inflation Linked Bond, 2.25%, 7/25/20	EUR	4,033,813	5,992,836
Government of France, Inflation Linked Bond, 1.1%, 7/25/22	EUR	6,266,494	8,890,805
Government of France, Inflation Linked Bond, 2.1%, 7/25/23	EUR	3,016,778	4,642,262
Government of France, Inflation Linked Bond, 3.4%, 7/25/29	EUR	3,949,395	7,363,806
Government of France, Inflation Linked Bond, 3.15%, 7/25/32	EUR	5,386,231	10,166,335
Government of Japan, Inflation Linked Bond, 0.5%, 12/10/14	JPY	232,650,000	2,186,921
Government of Japan, Inflation Linked Bond, 1%, 6/10/16	JPY	337,025,000	3,332,453
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/17	JPY	774,750,000	7,967,898
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/18	JPY	204,800,000	2,136,138
Government of Japan, Inflation Linked Bond, 1.4%, 6/10/18	JPY	512,500,000	5,347,897
Government of Japan, Inflation Linked Bond, 0.1%, 9/10/23	JPY	362,250,000	3,560,405
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/25	NZD	2,569,750	1,935,290
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/30	NZD	1,527,900	1,250,285
Kigndom of Sweden, Inflation Linked Bond, 0.25%, 6/01/22	SEK	15,115,170	2,181,891
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/23	DKK	17,608,600	3,090,471

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/24	EUR	1,645,628	$2,277,283
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/20	SEK	55,464,944	9,829,284
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/28	SEK	6,121,585	1,263,200
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/30	GBP	1,606,241	4,449,331
United Kingdom Treasury, Inflation Linked Bond, 1.875%, 11/22/22	GBP	622,390	1,225,880
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 7/17/24	GBP	3,149,363	6,558,440
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/27	GBP	4,342,576	8,601,433
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/29	GBP	3,431,023	5,918,741
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/32	GBP	3,000,555	6,330,952
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/34	GBP	3,307,080	6,492,877
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/35	GBP	3,020,387	7,170,965
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/37	GBP	3,575,885	7,825,433
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/40	GBP	3,851,999	7,810,768
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/42	GBP	4,012,350	8,348,683
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/47	GBP	4,051,309	9,030,107
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/50	GBP	3,457,334	7,318,206
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/55	GBP	3,248,626	8,928,158
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/58	GBP	1,250,550	2,431,923
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/62	GBP	3,412,906	7,500,863
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/68	GBP	2,188,866	4,453,875

			$251,815,457

U.S. Treasury Inflation Protected Securities – 38.2%
U.S. Treasury Bonds, 0.125%, 7/15/24		$6,537,086	$6,276,111
U.S. Treasury Bonds, 0.125%, 4/15/17		6,180,472	6,262,555
U.S. Treasury Bonds, 1.625%, 1/15/18		3,295,751	3,499,932
U.S. Treasury Bonds, 1.125%, 1/15/21		6,150,317	6,451,105
U.S. Treasury Bonds, 0.375%, 7/15/23		9,653,127	9,548,304
U.S. Treasury Bonds, 0.625%, 1/15/24		7,282,343	7,318,754
U.S. Treasury Bonds, 2.375%, 1/15/25		5,654,912	6,623,316
U.S. Treasury Bonds, 2%, 1/15/26		3,920,474	4,462,295
U.S. Treasury Bonds, 2.375%, 1/15/27		3,613,964	4,277,466
U.S. Treasury Bonds, 1.75%, 1/15/28		3,409,476	3,794,906

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 3.625%, 4/15/28	$2,816,452	$3,824,655
U.S. Treasury Bonds, 2.5%, 1/15/29	3,667,525	4,476,387
U.S. Treasury Bonds, 3.875%, 4/15/29	3,123,177	4,405,631
U.S. Treasury Bonds, 3.375%, 4/15/32	1,391,913	1,934,107
U.S. Treasury Bonds, 2.125%, 2/15/40	1,622,586	2,007,950
U.S. Treasury Bonds, 2.125%, 2/15/41	2,596,913	3,230,926
U.S. Treasury Bonds, 0.75%, 2/15/42	4,131,100	3,782,861
U.S. Treasury Bonds, 0.625%, 2/15/43	2,776,167	2,450,834
U.S. Treasury Bonds, 1.375%, 2/15/44	2,918,581	3,121,740
U.S. Treasury Notes, 2%, 1/15/16	3,241,053	3,354,995
U.S. Treasury Notes, 0.125%, 4/15/16	11,751,101	11,886,967
U.S. Treasury Notes, 2.5%, 7/15/16	3,690,227	3,917,117
U.S. Treasury Notes, 2.375%, 1/15/17	2,830,682	3,022,416
U.S. Treasury Notes, 2.625%, 7/15/17	8,897,440	9,700,291
U.S. Treasury Notes, 0.125%, 4/15/18	6,553,000	6,605,221
U.S. Treasury Notes, 2.125%, 1/15/19	4,159,118	4,543,512
U.S. Treasury Notes, 1.875%, 7/15/19	4,128,571	4,504,981

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 1.375%, 1/15/20	$847,246	$901,192
U.S. Treasury Notes, 1.25%, 7/15/20	4,354,546	4,623,304
U.S. Treasury Notes, 0.625%, 7/15/21	5,316,106	5,423,257
U.S. Treasury Notes, 0.125%, 1/15/22	10,190,608	9,956,540
U.S. Treasury Notes, 0.125%, 7/15/22	10,074,453	9,834,399
U.S. Treasury Notes, 0.125%, 1/15/23	5,844,203	5,654,267

		$171,678,294

Total Bonds		$423,493,751

MONEY MARKET FUNDS – 5.5%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	24,884,480	$24,884,480

Total Investments		$448,378,231

OTHER ASSETS, LESS LIABILITIES – 0.2%		803,967

Net Assets – 100.0%		$449,182,198

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 9/30/14

Forward Foreign Currency Exchange Contracts at 9/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	739,399	10/10/14	$674,000	$647,014	$26,986
SELL	AUD	Westpac Banking Corp.	5,466,960	10/10/14	5,088,756	4,783,887	304,869
SELL	CAD	Deutsche Bank AG	2,534,000	10/10/14	2,312,457	2,262,116	50,341
SELL	CAD	Goldman Sachs International	13,565,626	10/10/14	12,567,612	12,110,111	457,501
SELL	DKK	Barclays Bank PLC	1,394,773	10/10/14	254,772	236,670	18,102
SELL	DKK	Goldman Sachs International	7,397,583	10/10/14	1,332,352	1,255,248	77,104
SELL	DKK	UBS AG	1,394,773	10/10/14	254,756	236,670	18,086
SELL	EUR	Barclays Bank PLC	3,463,000	10/10/14	4,651,818	4,374,169	277,649
SELL	EUR	Credit Suisse Group	3,463,000	10/10/14	4,645,625	4,374,169	271,456
SELL	EUR	Goldman Sachs International	8,074,382	10/10/14	10,680,565	10,198,877	481,688
SELL	EUR	UBS AG	3,473,000	10/10/14	4,594,692	4,386,800	207,892
SELL	GBP	Brown Brothers Harriman	958,000	10/10/14	1,640,007	1,552,954	87,053
SELL	GBP	Credit Suisse Group	1,456,068	10/10/14	2,485,053	2,360,341	124,712

2

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	GBP	Deutsche Bank AG	821,000	10/10/14	$1,340,355	$1,330,872	$9,483
SELL	GBP	Goldman Sachs International	1,402,912	10/10/14	2,362,927	2,274,174	88,753
SELL	GBP	JPMorgan Chase Bank N.A.	138,000	10/10/14	228,892	223,703	5,189
SELL	GBP	Royal Bank of Scotland Group PLC	889,000	10/10/14	1,473,842	1,441,102	32,740
SELL	JPY	Credit Suisse Group	357,718,918	10/10/14	3,441,604	3,261,802	179,802
SELL	JPY	Deutsche Bank AG	1,650,111,605	10/10/14	16,259,019	15,046,275	1,212,744
SELL	JPY	Goldman Sachs International	112,015,018	10/10/14	1,100,759	1,021,391	79,368
SELL	JPY	JPMorgan Chase Bank N.A.	241,628,000	10/10/14	2,298,319	2,203,246	95,073
SELL	JPY	Royal Bank of Scotland Group PLC	144,550,000	10/10/14	1,377,089	1,318,056	59,033
SELL	NZD	Goldman Sachs International	11,253,771	10/10/14	9,447,518	8,778,261	669,257
SELL	NZD	Westpac Banking Corp.	1,616,935	10/10/14	1,360,441	1,261,256	99,185
SELL	SEK	Goldman Sachs International	45,956,045	10/10/14	6,725,154	6,368,426	356,728

							$5,290,794

Liability Derivatives
BUY	AUD	Goldman Sachs International	2,699,728	10/10/14	$2,502,791	$2,362,409	$(140,382)
BUY	CAD	Credit Suisse Group	1,517,961	10/10/14	1,411,237	1,355,092	(56,145)
BUY	CAD	Deutsche Bank AG	2,524,000	10/10/14	2,318,545	2,253,189	(65,356)
BUY	CAD	Merrill Lynch International	896,008	10/10/14	838,841	799,872	(38,969)
BUY	EUR	Credit Suisse Group	7,165,919	10/10/14	9,757,474	9,051,383	(706,091)
BUY	EUR	Deutsche Bank AG	3,186,000	10/10/14	4,268,635	4,024,286	(244,349)
BUY	EUR	Goldman Sachs International	3,462,000	10/10/14	4,637,827	4,372,906	(264,921)
BUY	GBP	Barclays Bank PLC	2,655,910	10/10/14	4,380,310	4,305,330	(74,980)
BUY	GBP	Credit Suisse Group	11,429,327	10/10/14	19,550,047	18,527,370	(1,022,677)
BUY	GBP	Goldman Sachs International	1,659,000	10/10/14	2,792,135	2,689,301	(102,834)
BUY	GBP	Merrill Lynch International	11,429,327	10/10/14	19,557,007	18,527,369	(1,029,638)
BUY	GBP	UBS AG	994,055	10/10/14	1,676,732	1,611,400	(65,332)
BUY	JPY	Brown Brothers Harriman	260,535,000	10/10/14	2,556,734	2,375,646	(181,088)
BUY	NZD	JPMorgan Chase Bank N.A.	5,778,000	10/10/14	4,879,989	4,507,004	(372,985)

							$(4,365,747)

At September 30, 2014, the fund had cash collateral of $870,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$171,678,294	$—	$171,678,294
Non-U.S. Sovereign Debt	—	251,815,457	—	251,815,457
Mutual Funds	24,884,480	—	—	24,884,480
Total Investments	$24,884,480	$423,493,751	$—	$448,378,231

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$925,047	$—	$925,047

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$449,642,972
Gross unrealized appreciation	13,258,751
Gross unrealized depreciation	(14,523,492)
Net unrealized appreciation (depreciation)	$(1,264,741)

4

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49,905,363	85,213,626	(110,234,509)	24,884,480

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,902	$24,884,480

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	43.7%
United Kingdom	24.6%
France	9.8%
Germany	5.5%
Japan	5.5%
Canada	4.0%
Sweden	3.0%
Australia	1.9%
New Zealand	0.7%
Other Countries	1.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

5

QUARTERLY REPORT

September 30, 2014

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 98.6%
Asset-Backed & Securitized – 11.0%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$1,774,788	$1,776,133
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.436%, 10/10/17	2,490,000	2,489,699
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	1,630,000	1,630,962
Babson Ltd., CLO, “A1”, FRN, 0.483%, 7/20/19 (n)	214,890	214,849
Babson Ltd., CLO, “A1”, FRN, 0.458%, 1/18/21 (z)	1,663,131	1,660,700
Bank of America Auto Trust, “A-3”, 0.78%, 6/15/16	1,680,335	1,681,276
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	2,790,000	2,790,600
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-2”, FRN, 0.394%, 6/27/22	209,595	209,421
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.533%, 3/21/16	3,160,000	3,162,013
Cent CDO XI Ltd., “A1”, FRN, 0.494%, 4/25/19 (n)	2,323,547	2,306,962
Chesapeake Funding LLC, “A”, FRN, 0.606%, 1/07/25 (n)	3,108,063	3,103,681
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	2,155,982	2,156,715
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,005,000	1,073,623
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	1,140,937	1,141,780
CNH Wholesale Master Note Trust, “A”, FRN, 0.753%, 8/15/19 (n)	4,280,000	4,290,520
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	1,485,221	1,614,690
CWCapital Cobalt Ltd., “A4”, FRN, 5.969%, 5/15/46	1,747,171	1,912,269
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.604%, 6/25/22 (z)	771,981	771,770
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	3,810,000	3,809,562
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.702%, 2/25/48 (n)	590,990	591,234
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	1,104,000	1,103,136
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 1/15/19	2,310,000	2,346,565
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.533%, 7/20/19	3,210,000	3,211,303
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	778,041	779,096
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	3,583,753	3,586,943
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (z)	3,130,000	3,130,207

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.703%, 12/10/27 (n)	$4,460,000	$4,467,471
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.243%, 1/17/45 (n)	1,400,000	1,400,840
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	1,994,843	1,995,611
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	2,624,340	2,628,151
Hyundai Auto Receivables Trust, “A-3”, 0.62%, 9/15/16	1,254,108	1,254,924
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	634,297	634,574
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	2,470,369	2,661,575
Kingsland III Ltd., “A1”, CDO, FRN, 0.449%, 8/24/21 (n)	1,273,101	1,268,026
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	1,630,000	1,629,865
Lanark Master Issuer PLC, “1-A”, FRN, 1.634%, 12/22/54	3,670,632	3,717,231
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	2,559,275	2,560,204
Motor PLC, “A1”, FRN, 0.634%, 8/25/21 (n)	2,295,776	2,298,255
New Residential Advance Receivables Trust, 2014-T1, “A1”, 1.273%, 3/15/45 (n)	990,000	991,089
Race Point CLO Ltd., “A1A”, FRN, 0.439%, 8/01/21 (n)	1,907,446	1,894,712
SLM Student Loan Trust, “A-2”, FRN, 0.434%, 1/25/16	242,172	242,150
SLM Student Loan Trust, “A-4”, FRN, 0.314%, 10/25/21	2,584,480	2,579,138
Smart Trust, “A2B”, FRN, 0.403%, 9/14/15	888,189	888,157
Student Loan Consolidation Center, “A”, FRN, 1.374%, 10/25/27 (n)	1,247,724	1,270,304
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.363%, 10/20/16	1,821,570	1,819,942
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.503%, 7/22/19 (n)	4,620,000	4,621,488
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	303,176	303,200
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	1,600,000	1,593,838
World Omni Auto Receivables Trust, “A-3”, 0.64%, 2/15/17	2,084,332	2,086,861

		$97,353,315

Automotive – 4.3%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$4,500,000	$4,483,553
American Honda Finance Corp., FRN, 0.609%, 5/26/16 (n)	1,530,000	1,537,246
American Honda Finance Corp., FRN, 0.732%, 10/07/16	2,000,000	2,014,018

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	$1,800,000	$1,849,394
Daimler Finance North America LLC, FRN, 0.834%, 1/09/15 (n)	4,780,000	4,785,626
Daimler Finance North America LLC, FRN, 0.919%, 8/01/16 (n)	3,820,000	3,855,564
Ford Motor Credit Co. LLC, 8%, 12/15/16	3,500,000	3,981,159
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	2,841,000	2,961,217
Nissan Motor Acceptance Corp., FRN, 0.935%, 9/26/16 (n)	3,480,000	3,508,052
Nissan Motor Acceptance Corp., FRN, 0.783%, 3/03/17 (n)	1,890,000	1,896,335
Toyota Motor Credit Corp., FRN, 0.623%, 1/17/19	3,370,000	3,385,721
Volkswagen Group of America Finance LLC, FRN, 0.604%, 5/23/17 (n)	2,090,000	2,092,144
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	1,620,000	1,621,682

		$37,971,711

Banks & Diversified Financials (Covered Bonds) – 3.4%
Australia & New Zealand Banking Group, 1%, 10/06/15 (n)	$3,800,000	$3,819,228
Bank of Nova Scotia, 2.15%, 8/03/16 (n)	2,200,000	2,252,364
Bank of Nova Scotia, 1.75%, 3/22/17 (n)	1,200,000	1,216,723
Bank of Scotland PLC, 5.25%, 2/21/17 (n)	3,900,000	4,267,575
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	5,000,000	5,079,250
Northern Rock Asset Management, 5.625%, 6/22/17 (n)	2,400,000	2,655,456
Royal Bank of Canada, 1.125%, 7/22/16	1,450,000	1,456,561
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,900,000	2,984,593
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/17 (n)	6,100,000	6,272,825

		$30,004,575

Biotechnology – 0.2%
Life Technologies Corp., 3.5%, 1/15/16	$1,425,000	$1,470,958

Broadcasting – 0.4%
News America, Inc., 5.3%, 12/15/14	$2,400,000	$2,424,792
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	1,141,000	1,134,392

		$3,559,184

Business Services – 0.4%
Cisco Systems, Inc., FRN, 0.513%, 3/03/17	$3,850,000	$3,862,928

Cable TV – 0.7%
DIRECTV Holdings LLC, 3.5%, 3/01/16	$4,875,000	$5,045,128
NBCUniversal Enterprise Co., FRN, 0.77%, 4/15/16 (n)	1,000,000	1,002,199

		$6,047,327

Chemicals – 0.4%
CF Industries, Inc., 6.875%, 5/01/18	$2,348,000	$2,719,355

Issuer	Shares/Par	Value ($)

BONDS – continued
Chemicals – continued
LyondellBasell Industries N.V., 5%, 4/15/19	$950,000	$1,048,701

		$3,768,056

Computer Software – Systems – 0.3%
Apple, Inc., FRN, 0.489%, 5/03/18	$3,030,000	$3,034,394

Conglomerates – 1.5%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$930,000	$935,344
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	3,860,000	3,957,658
General Electric Co., 0.85%, 10/09/15	5,775,000	5,800,006
Pentair Finance S.A., 1.35%, 12/01/15	2,860,000	2,876,339

		$13,569,347

Consumer Products – 0.5%
Mattel, Inc., 1.7%, 3/15/18	$1,232,000	$1,222,278
Procter & Gamble Co., 0.75%, 11/04/16	2,130,000	2,129,321
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	1,150,000	1,152,315

		$4,503,914

Consumer Services – 0.8%
eBay, Inc., 1.35%, 7/15/17	$1,425,000	$1,419,039
Experian Finance PLC, 2.375%, 6/15/17 (n)	1,788,000	1,815,721
Western Union Co., FRN, 1.234%, 8/21/15	3,620,000	3,637,640

		$6,872,400

Electrical Equipment – 0.2%
Amphenol Corp., 1.55%, 9/15/17	$1,230,000	$1,228,449
Arrow Electronics, Inc., 3%, 3/01/18	919,000	941,918

		$2,170,367

Electronics – 1.0%
Intel Corp., 1.95%, 10/01/16	$3,175,000	$3,244,948
Tyco Electronics Group S.A., 2.375%, 12/17/18	971,000	973,234
Tyco Electronics Group S.A., FRN, 0.437%, 1/29/16	3,120,000	3,121,445
Xilinx, Inc., 2.125%, 3/15/19	1,490,000	1,480,780

		$8,820,407

Emerging Market Quasi-Sovereign – 0.8%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$2,410,000	$2,411,889
Korea Development Bank, 1%, 1/22/16	2,770,000	2,765,513
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	487,000	499,175
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,862,000	1,823,607

		$7,500,184

Energy – Independent – 0.9%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,100,000	$1,246,870
Canadian Natural Resources Ltd., FRN, 0.608%, 3/30/16	990,000	992,280
Devon Energy Corp., 1.2%, 12/15/16	1,490,000	1,491,112
Encana Corp., 5.9%, 12/01/17	2,500,000	2,805,833
Southwestern Energy Co., 7.5%, 2/01/18	1,220,000	1,425,194

		$7,961,289

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 2.1%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,900,000	$3,000,952
BP Capital Markets PLC, 3.125%, 10/01/15	5,350,000	5,494,611
Chevron Corp., 0.889%, 6/24/16	1,170,000	1,174,933
Petro-Canada Financial Partnership, 5%, 11/15/14	2,650,000	2,664,461
Shell International Finance B.V., FRN, 0.443%, 11/15/16	3,280,000	3,289,702
Total Capital International S.A., 1.5%, 2/17/17	2,900,000	2,925,456

		$18,550,115

Financial Institutions – 1.4%
General Electric Capital Corp., 2.15%, 1/09/15	$6,275,000	$6,306,645
General Electric Capital Corp., 2.375%, 6/30/15	2,100,000	2,133,665
General Electric Capital Corp., FRN, 0.463%, 1/14/16	660,000	661,181
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	2,949,000	2,957,927

		$12,059,418

Food & Beverages – 5.5%
Anheuser-Busch InBev S.A., 5.375%, 11/15/14	$1,325,000	$1,330,956
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	2,300,000	2,306,311
Coca-Cola Co., 1.15%, 4/01/18	1,690,000	1,662,995
Coca-Cola Co., FRN, 0.339%, 11/01/16	1,940,000	1,942,419
Diageo Capital PLC, 1.5%, 5/11/17	2,000,000	2,010,012
General Mills, Inc., FRN , 0.534%, 1/29/16	1,650,000	1,652,039
Heineken N.V., 1.4%, 10/01/17 (n)	4,300,000	4,271,981
Ingredion, Inc., 1.8%, 9/25/17	1,950,000	1,957,966
Kellogg Co., 4.45%, 5/30/16	690,000	729,282
Kraft Foods Group, Inc., 1.625%, 6/04/15	2,750,000	2,770,468
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,800,000	2,064,843
Molson Coors Brewing Co., 2%, 5/01/17	3,525,000	3,573,973
PepsiCo, Inc., 2.5%, 5/10/16	2,600,000	2,676,677
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	4,060,000	4,185,401
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	6,850,000	6,876,873
Tyson Foods, Inc., 6.6%, 4/01/16	3,320,000	3,592,210
Tyson Foods, Inc., 2.65%, 8/15/19	968,000	969,811
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,970,000	1,927,160
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	2,289,000	2,300,429
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	334,000	336,377

		$49,138,183

Food & Drug Stores – 0.6%
CVS Health Corp., 1.2%, 12/05/16	$830,000	$831,191
CVS Health Corp., 5.75%, 6/01/17	1,333,000	1,481,187
Walgreen Co., 1%, 3/13/15	3,000,000	3,007,584

		$5,319,962

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$2,526,000	$2,594,624

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – 2.0%
American International Group, Inc., 5.85%, 1/16/18	$1,226,000	$1,379,156
MetLife Global Funding I, FRN, 0.613%, 4/10/17 (n)	4,770,000	4,801,086
MetLife, Inc., 1.756%, 12/15/17	1,875,000	1,886,226
New York Life Global Funding, 3%, 5/04/15 (n)	4,725,000	4,800,279
PRICOA Global Funding I, FRN, 0.502%, 8/19/15 (n)	1,610,000	1,612,877
Prudential Financial, Inc., FRN, 1.013%, 8/15/18	1,500,000	1,513,743
Voya Financial, Inc., 2.9%, 2/15/18	1,645,000	1,692,345

		$17,685,712

Insurance – Property & Casualty – 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	$1,740,000	$1,731,310

International Market Quasi-Sovereign – 5.7%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$298,000	$298,733
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	4,000,000	3,983,756
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	3,220,000	3,241,912
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	1,390,000	1,402,340
Electricite de France, 2.15%, 1/22/19 (n)	2,500,000	2,493,035
FMS Wertmanagement, 0.625%, 4/18/16	2,310,000	2,312,562
KfW Bankengruppe, 0.5%, 9/30/15	2,210,000	2,214,928
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	4,190,000	4,193,151
Kommunalbanken A.S., 1%, 3/15/18 (n)	5,000,000	4,917,265
Kreditanstalt für Wiederaufbau, FRN, 0.204%, 1/23/15	4,500,000	4,500,284
Municipality Finance PLC, 2.375%, 5/16/16	2,350,000	2,417,464
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,570,000	3,580,367
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,520,000	1,515,913
Statoil A.S.A., 7.375%, 5/01/16 (n)	3,870,000	4,253,637
Statoil A.S.A., FRN, 0.523%, 5/15/18	911,000	911,047
Statoil A.S.A., FRN, 0.694%, 11/08/18	1,600,000	1,611,026
Swedish Export Credit Corp., FRN, 0.533%, 1/23/17	6,320,000	6,349,243

		$50,196,663

International Market Sovereign – 1.1%
Kingdom of Denmark, 0.875%, 3/20/17 (n)	$4,240,000	$4,235,887
Kingdom of Sweden, 1%, 2/27/18 (n)	3,040,000	2,993,859
Republic of Iceland, 4.875%, 6/16/16 (n)	2,520,000	2,623,018

		$9,852,764

Internet – 0.0%
Baidu, Inc., 2.75%, 6/09/19	$440,000	$436,906

Local Authorities – 0.5%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$2,400,000	$2,395,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – continued
State of Illinois, 4.961%, 3/01/16	$2,215,000	$2,327,411

		$4,722,515

Machinery & Tools – 0.5%
Caterpillar Financial Services Corp., 0.7%, 11/06/15	$4,025,000	$4,031,778

Major Banks – 15.0%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$1,700,000	$1,711,138
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	2,530,000	2,689,896
ABN AMRO Bank N.V., FRN, 0.643%, 6/06/16 (n)	1,640,000	1,637,537
Bank of America Corp., 3.625%, 3/17/16	1,925,000	1,994,621
Bank of America Corp., 5.625%, 10/14/16	1,150,000	1,247,710
Bank of America Corp., 6%, 9/01/17	5,050,000	5,629,962
Bank of America Corp., FRN, 0.514%, 6/15/16	1,330,000	1,325,313
Bank of Montreal, FRN, 0.834%, 4/09/18	1,380,000	1,392,010
Bank of New York Mellon Corp., 2.2%, 5/15/19	2,470,000	2,454,073
Bank of Nova Scotia, FRN, 0.753%, 7/15/16	1,300,000	1,307,866
Barclays Bank PLC, 2.5%, 2/20/19	1,860,000	1,862,440
BNP Paribas, 2.7%, 8/20/18	2,720,000	2,770,500
BNP Paribas, FRN, 0.824%, 12/12/16	790,000	794,148
BNP Paribas, FRN, 0.714%, 3/17/17	1,860,000	1,861,791
Canadian Imperial Bank of Commerce, FRN, 0.753%, 7/18/16	1,490,000	1,498,792
Commonwealth Bank of Australia, 1.95%, 3/16/15	6,150,000	6,195,313
Commonwealth Bank of Australia, FRN, 0.733%, 9/20/16 (n)	1,750,000	1,761,004
Commonwealth Bank of Australia, FRN, 0.594%, 3/13/17 (n)	2,160,000	2,162,598
Commonwealth Bank of Australia, FRN, 0.503%, 9/08/17 (n)	1,700,000	1,698,997
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,815,000	2,938,790
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,400,000	3,427,526
Goldman Sachs Group, Inc., FRN, 1.436%, 4/30/18	1,580,000	1,614,528
Goldman Sachs Group, Inc., FRN, 1.333%, 11/15/18	3,100,000	3,153,822
HSBC Bank PLC, FRN, 0.873%, 5/15/18 (n)	2,273,000	2,292,582
HSBC USA, Inc., 1.625%, 1/16/18	3,720,000	3,706,612
Huntington National Bank, FRN, 0.657%, 4/24/17	3,470,000	3,472,200
ING Bank N.V., 2%, 9/25/15 (n)	550,000	557,031
ING Bank N.V., FRN, 1.183%, 3/07/16 (n)	1,400,000	1,413,646
JPMorgan Chase & Co., 1.875%, 3/20/15	4,000,000	4,027,280
JPMorgan Chase & Co., 3.45%, 3/01/16	6,550,000	6,783,383
Mizuho Bank Ltd., FRN, 0.684%, 9/25/17 (z)	960,000	959,424
Morgan Stanley, 4.1%, 1/26/15	3,250,000	3,286,592
Morgan Stanley, 5.75%, 10/18/16	1,850,000	2,012,082
Morgan Stanley, 5.45%, 1/09/17	2,475,000	2,688,313
Morgan Stanley, 4.75%, 3/22/17	1,675,000	1,799,973

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Nordea Bank AB, FRN, 0.693%, 5/13/16 (n)	$1,887,000	$1,896,794
Nordea Bank AB, FRN, 0.592%, 4/04/17 (n)	1,730,000	1,733,008
PNC Bank N.A., 1.3%, 10/03/16	1,290,000	1,298,001
PNC Bank N.A., 1.15%, 11/01/16	2,610,000	2,617,444
PNC Bank N.A., 2.25%, 7/02/19	3,080,000	3,064,548
PNC Bank N.A., FRN, 0.545%, 1/28/16	2,190,000	2,195,574
Royal Bank of Canada, FRN, 0.692%, 9/09/16	1,820,000	1,831,652
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,025,000	3,069,858
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	1,200,000	1,210,259
Standard Chartered PLC, 3.85%, 4/27/15 (n)	3,150,000	3,209,252
State Street Bank & Trust Co., FRN, 0.433%, 12/08/15	2,857,000	2,857,003
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	3,475,000	3,493,862
Sumitomo Mitsui Banking Corp., FRN, 0.554%, 7/11/17	2,430,000	2,430,666
Wells Fargo & Co., 1.5%, 7/01/15	1,925,000	1,940,671
Wells Fargo & Co., FRN, 0.763%, 7/20/16	2,340,000	2,353,455
Wells Fargo & Co., FRN, 0.492%, 9/08/17	4,090,000	4,087,583
Westpac Banking Corp., 1.125%, 9/25/15	5,800,000	5,839,666
Westpac Banking Corp., FRN, 0.562%, 5/19/17	1,890,000	1,894,426

		$133,153,215

Medical & Health Technology & Services – 1.7%
Becton, Dickinson & Co., 1.75%, 11/08/16	$2,900,000	$2,948,395
CareFusion Corp., 1.45%, 5/15/17	1,140,000	1,134,069
Covidien International Finance S.A., 6%, 10/15/17	1,485,000	1,677,524
Express Scripts Holding Co., 3.125%, 5/15/16	1,175,000	1,217,019
McKesson Corp., 3.25%, 3/01/16	3,075,000	3,174,722
McKesson Corp., FRN, 0.633%, 9/10/15	2,200,000	2,202,895
Medco Health Solutions, Inc., 2.75%, 9/15/15	2,700,000	2,751,246

		$15,105,870

Metals & Mining – 1.6%
Barrick Gold Corp., 2.5%, 5/01/18	$1,200,000	$1,203,596
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	842,000	914,107
Freeport-McMoRan Copper & Gold, Inc., 1.4%, 2/13/15	2,825,000	2,832,950
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	330,000	335,619
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	800,000	802,030
Glencore Funding LLC, FRN, 1.398%, 5/27/16 (n)	3,240,000	3,262,369
Rio Tinto Financial USA PLC, 1.125%, 3/20/15	4,750,000	4,766,981

		$14,117,652

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Midstream – 1.4%
Energy Transfer Partners LP, 5.95%, 2/01/15	$1,010,000	$1,026,628
EnLink Midstream Partners LP, 2.7%, 4/01/19	1,342,000	1,350,265
Enterprise Products Operating LP, 6.5%, 1/31/19	630,000	738,045
Enterprise Products Partners LP, 1.25%, 8/13/15	3,775,000	3,792,841
ONEOK Partners LP, 6.15%, 10/01/16	1,200,000	1,316,242
ONEOK Partners LP, 2%, 10/01/17	775,000	779,413
TransCanada PipeLines Ltd., FRN, 0.913%, 6/30/16	3,750,000	3,780,563

		$12,783,997

Mortgage-Backed – 3.8%
Fannie Mae, 2.8%, 3/01/18	$3,163,536	$3,272,330
Fannie Mae, 3.75%, 3/01/18	3,955,855	4,208,284
Fannie Mae, 3.743%, 6/01/18	13,435,479	14,301,768
Fannie Mae, 5.5%, 5/01/25	3,279,374	3,473,237
Fannie Mae, 5%, 3/01/30 - 6/01/41	3,357,851	3,725,298
Fannie Mae, 5%, 7/01/39 (f)	1,896,024	2,091,217
Fannie Mae, FRN, 0.419%, 5/25/18	2,366,106	2,367,751

		$33,439,885

Municipals – 2.1%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$4,860,000	$4,876,961
New York, NY, “D-2”, 5.07%, 12/01/14	5,300,000	5,342,294
Pennsylvania Higher Education Assistance Agency, “A-1”, FRN, 0.834%, 4/25/19	252,400	253,874
State of California, 3.95%, 11/01/15	1,950,000	2,020,493
State of Illinois, 4.421%, 1/01/15	6,500,000	6,558,305

		$19,051,927

Natural Gas – Distribution – 0.3%
GDF Suez, 1.625%, 10/10/17 (n)	$2,500,000	$2,509,278

Network & Telecom – 3.3%
AT&T, Inc., 2.95%, 5/15/16	$2,800,000	$2,891,778
AT&T, Inc., 2.4%, 8/15/16	7,950,000	8,135,513
British Telecommunications PLC, 2.35%, 2/14/19	1,860,000	1,863,679
Telefonica Emisiones SAU, 6.421%, 6/20/16	1,325,000	1,440,014
Verizon Communications, Inc., 0.7%, 11/02/15	6,325,000	6,330,591
Verizon Communications, Inc., 1.35%, 6/09/17	2,200,000	2,188,822
Verizon Communications, Inc., FRN, 1.764%, 9/15/16	1,650,000	1,691,606
Verizon Communications, Inc., FRN, 1.004%, 6/17/19	4,600,000	4,663,765

		$29,205,768

Oil Services – 0.8%
Transocean, Inc., 4.95%, 11/15/15	$2,225,000	$2,310,594
Transocean, Inc., 5.05%, 12/15/16	3,125,000	3,330,950

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – continued
Transocean, Inc., 2.5%, 10/15/17	$1,875,000	$1,874,784

		$7,516,328

Oils – 0.7%
Phillips 66, 2.95%, 5/01/17	$5,596,000	$5,814,266

Other Banks & Diversified Financials – 9.0%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$1,521,000	$1,576,332
American Express Credit Co., 2.75%, 9/15/15	5,200,000	5,308,763
Banco Santander Chile, FRN, 1.134%, 4/11/17 (n)	510,000	511,521
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.684%, 2/26/16 (n)	1,450,000	1,452,919
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.842%, 9/09/16 (n)	3,880,000	3,904,719
Banque Federative du Credit Mutuel, FRN, 1.085%, 10/28/16 (n)	4,070,000	4,110,159
Banque Federative du Credit Mutuel, FRN, 1.083%, 1/20/17 (n)	800,000	806,191
Capital One Financial Corp., 2.45%, 4/24/19	1,160,000	1,155,133
Capital One Financial Corp., 1%, 11/06/15	1,275,000	1,278,559
Citigroup, Inc., 5.85%, 8/02/16	4,825,000	5,220,510
Citigroup, Inc., FRN, 1.003%, 4/08/19	2,650,000	2,660,531
Corpbanca, 3.875%, 9/22/19 (z)	1,047,000	1,052,029
Danske Bank A.S., 3.75%, 4/01/15 (n)	240,000	243,546
Fifth Third Bancorp, 1.35%, 6/01/17	3,620,000	3,609,256
Fifth Third Bancorp, 2.3%, 3/01/19	1,171,000	1,167,483
First Republic Bank, 2.375%, 6/17/19	849,000	847,375
Groupe BPCE S.A., 2.5%, 12/10/18	2,980,000	2,987,271
Groupe BPCE S.A., FRN, 1.484%, 4/25/16	4,340,000	4,406,780
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	2,550,000	2,608,625
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,240,000	1,253,779
Macquarie Bank Ltd., 5%, 2/22/17 (n)	3,000,000	3,232,941
Rabobank Nederland N.V., 3.375%, 1/19/17	3,000,000	3,146,235
Rabobank Nederland N.V., FRN, 0.714%, 3/18/16	1,380,000	1,387,071
Santander Holdings USA, Inc., 3%, 9/24/15	1,725,000	1,756,378
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	1,721,000	1,713,569
SunTrust Banks, Inc., 3.5%, 1/20/17	3,000,000	3,146,502
Svenska Handelsbanken AB, 2.875%, 4/04/17	2,500,000	2,598,928
Svenska Handelsbanken AB, FRN, 0.683%, 3/21/16	3,150,000	3,163,199
Swedbank AB, 2.125%, 9/29/17 (n)	5,039,000	5,088,821
UBS AG, 3.875%, 1/15/15	3,269,000	3,303,119
UBS AG, FRN, 0.613%, 8/14/17	2,050,000	2,058,147
Union Bank N.A., 2.125%, 6/16/17	2,825,000	2,870,531

		$79,626,922

Pharmaceuticals – 2.7%
AbbVie, Inc., 1.75%, 11/06/17	$5,300,000	$5,281,932
Bristol-Myers Squibb Co., 0.875%, 8/01/17	3,896,000	3,846,544

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Celgene Corp., 2.45%, 10/15/15	$3,000,000	$3,052,317
Mylan, Inc., 1.8%, 6/24/16	1,470,000	1,487,165
Mylan, Inc., 1.35%, 11/29/16	1,355,000	1,354,839
Sanofi, 1.25%, 4/10/18	3,500,000	3,449,702
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	5,250,000	5,204,756

		$23,677,255

Printing & Publishing – 0.3%
Thomson Reuters Corp., 0.875%, 5/23/16	$2,380,000	$2,376,113

Real Estate – Healthcare – 0.4%
Health Care, Inc., REIT, 4.7%, 9/15/17	$1,845,000	$2,004,021
Ventas Realty LP, REIT, 1.55%, 9/26/16	1,390,000	1,399,553

		$3,403,574

Real Estate – Office – 0.2%
Vornado Realty LP, REIT, 2.5%, 6/30/19	$1,824,000	$1,818,946

Real Estate – Retail – 0.7%
Simon Property Group, Inc., REIT, 4.2%, 2/01/15	$3,675,000	$3,685,779
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	1,208,000	1,194,904
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (z)	1,190,000	1,191,743

		$6,072,426

Retailers – 0.5%
Target Corp., 2.3%, 6/26/19	$2,460,000	$2,463,604
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,593,000	1,583,098

		$4,046,702

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 2%, 8/02/16	$736,000	$751,288
Ecolab, Inc., 1%, 8/09/15	3,025,000	3,035,648
Ecolab, Inc., 3%, 12/08/16	1,850,000	1,920,109

		$5,707,045

Supranational – 0.7%
Corporacion Andina de Fomento, 1.5%, 8/08/17	$1,650,000	$1,659,473
International Bank for Reconstruction and Development, 0.5%, 4/15/16	4,850,000	4,840,281

		$6,499,754

Telecommunications – Wireless – 0.6%
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	$1,900,000	$1,868,920
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	3,000,000	3,064,110

		$4,933,030

Tobacco – 0.2%
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	$1,441,000	$1,435,167

Transportation – Services – 0.3%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$3,000,000	$3,090,348

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – 2.0%
Government of Ukraine, 1.844%, 5/16/19	$225,000	$224,213
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	2,040,000	2,036,967
National Credit Union Administration, 1.84%, 10/07/20	150,728	151,853
National Credit Union Administration, “1-A”, FRN, 0.606%, 1/08/20	1,629,327	1,637,179
National Credit Union Administration, “1-A”, FRN, 0.536%, 3/06/20	1,915,381	1,919,810
National Credit Union Administration, FRN, 0.523%, 11/06/17	1,445,979	1,449,011
National Credit Union Administration, FRN, 0.551%, 3/11/20	2,556,518	2,564,706
National Credit Union Administration, FRN, 0.536%, 4/06/20	1,457,992	1,460,327
National Credit Union Administration, FRN, 0.536%, 5/07/20	792,898	793,518
National Credit Union Administration, FRN, 0.606%, 10/07/20	788,498	792,562
National Credit Union Administration, FRN, 0.502%, 12/07/20	1,039,267	1,040,431
Private Export Funding Corp., 1.875%, 7/15/18	3,440,000	3,428,982

		$17,499,559

Utilities – Electric Power – 3.0%
Duke Energy Corp., FRN, 0.611%, 4/03/17	$2,650,000	$2,659,214
Duke Energy Indiana, Inc., FRN, 0.584%, 7/11/16	1,150,000	1,154,679
Enel Finance International S.A., 3.875%, 10/07/14 (n)	2,000,000	2,000,558
Enel Finance International S.A., 6.25%, 9/15/17 (n)	680,000	763,540
NextEra Energy Capital Co., 1.2%, 6/01/15	3,000,000	3,012,507
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	1,450,000	1,459,119
PG&E Corp., 2.4%, 3/01/19	2,129,000	2,131,478
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	3,475,000	3,616,676
Sierra Pacific Power Co., 6%, 5/15/16	3,450,000	3,727,487
Southern Co., 2.45%, 9/01/18	3,000,000	3,051,483
Virginia Electric and Power Co., 1.2%, 1/15/18	2,790,000	2,751,381

		$26,328,122

Total Bonds		$874,003,455

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	9,533,710	$9,533,710

Total Investments		$883,537,165

OTHER ASSETS, LESS LIABILITIES – 0.3%		2,689,957

Net Assets – 100.0%		$886,227,122

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $264,857,987, representing 29.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.458%, 1/18/21	6/24/14	$1,649,146	$1,660,700
Corpbanca, 3.875%, 9/22/19	9/16/14	1,040,121	1,052,029
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.604%, 6/25/22	9/19/12	771,981	771,770
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17	9/10/14	3,129,666	3,130,207
Mizuho Bank Ltd., FRN, 0.684%, 9/25/17	9/18/14	960,000	959,424
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	487,000	499,175
WEA Finance LLC/Westfield Co., 1.75%, 9/15/17	9/10/14	1,189,659	1,191,743
Total Restricted Securities			$9,265,048
% of Net assets			1.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 9/30/14

Futures Contracts at 9/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	125	$14,782,227	December - 2014	$50,875

At September 30, 2014, the fund had liquid securities with an aggregate value of $131,181 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$17,499,559	$—	$17,499,559
Non-U.S. Sovereign Debt	—	74,049,365	—	74,049,365
Municipal Bonds	—	19,051,927	—	19,051,927
U.S. Corporate Bonds	—	369,084,052	—	369,084,052
Residential Mortgage-Backed Securities	—	37,748,351	—	37,748,351
Commercial Mortgage-Backed Securities	—	7,262,159	—	7,262,159
Asset-Backed Securities (including CDOs)	—	85,782,689	—	85,782,689
Foreign Bonds	—	263,525,353	—	263,525,353
Mutual Funds	9,533,710	—	—	9,533,710
Total Investments	$9,533,710	$874,003,455	$—	$883,537,165

Other Financial Instruments
Futures Contracts	$50,875	$—	$—	$50,875

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$879,178,630
Gross unrealized appreciation	5,654,804
Gross unrealized depreciation	(1,296,269)
Net unrealized appreciation (depreciation)	$4,358,535

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,316,082	180,947,985	(195,730,357)	9,533,710

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$16,410	$9,533,710

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	61.0%
United Kingdom	5.5%
Australia	4.0%
Norway	3.8%
France	3.8%
Netherlands	3.7%
Japan	3.3%
Sweden	3.2%
Canada	2.9%
Other Countries	8.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2014

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	10,060,050	$106,535,928
MFS Global Real Estate Portfolio – Initial Class	4,769,813	62,389,158
MFS Government Securities Portfolio – Initial Class	16,999,154	218,099,151
MFS Growth Series – Initial Class	5,158,155	195,184,584
MFS High Yield Portfolio – Initial Class	17,668,698	108,485,808
MFS Inflation-Adjusted Bond Portfolio – Initial Class	10,386,686	107,086,729
MFS International Growth Portfolio – Initial Class	4,663,273	63,280,618
MFS International Value Portfolio – Initial Class	2,962,364	64,283,307
MFS Limited Maturity Portfolio – Initial Class	8,513,254	87,090,592
MFS Mid Cap Growth Series – Initial Class	18,256,567	151,164,376
MFS Mid Cap Value Portfolio – Initial Class	16,123,576	149,465,547

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS New Discovery Series – Initial Class	1,967,253	$30,866,199
MFS New Discovery Value Portfolio – Initial Class	3,145,005	31,481,501
MFS Research Bond Series – Initial Class	19,625,696	261,218,014
MFS Research International Portfolio – Initial Class	9,727,254	147,562,447
MFS Research Series – Initial Class	6,212,195	173,506,615
MFS Value Series – Initial Class	10,140,363	194,897,771

Total Underlying Affiliated Funds		$2,152,598,345

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	10,325	$10,325

Total Investments		$2,152,608,670

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,849,615

Net Assets – 100.0%		$2,154,458,285

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,152,608,670	$—	$—	$2,152,608,670

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,964,346,456
Gross unrealized appreciation	213,865,991
Gross unrealized depreciation	(25,603,777)
Net unrealized appreciation (depreciation)	$188,262,214

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	10,415,734	237,629	(593,313)	10,060,050
MFS Global Real Estate Portfolio	5,334,590	118,647	(683,424)	4,769,813
MFS Government Securities Portfolio	17,111,780	797,672	(910,298)	16,999,154
MFS Growth Series	5,104,948	473,447	(420,240)	5,158,155
MFS High Yield Portfolio	17,424,880	1,097,700	(853,882)	17,668,698
MFS Inflation-Adjusted Bond Portfolio	10,882,484	273,789	(769,587)	10,386,686
MFS Institutional Money Market Portfolio	1,689,823	89,481,389	(91,160,887)	10,325
MFS International Growth Portfolio	4,527,618	367,694	(232,039)	4,663,273
MFS International Value Portfolio	3,054,205	97,787	(189,628)	2,962,364
MFS Limited Maturity Portfolio	8,469,239	394,216	(350,201)	8,513,254
MFS Mid Cap Growth Series	17,250,923	2,455,665	(1,450,021)	18,256,567
MFS Mid Cap Value Portfolio	15,452,866	1,974,201	(1,303,491)	16,123,576
MFS New Discovery Series	1,516,163	519,210	(68,120)	1,967,253
MFS New Discovery Value Portfolio	2,742,947	536,082	(134,024)	3,145,005
MFS Research Bond Series	19,910,826	906,303	(1,191,433)	19,625,696
MFS Research International Portfolio	9,696,444	503,681	(472,871)	9,727,254
MFS Research Series	6,173,522	559,095	(520,422)	6,212,195
MFS Value Series	10,363,058	640,341	(863,036)	10,140,363

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(156,066)	$—	$590,098	$106,535,928
MFS Global Real Estate Portfolio	672,747	—	1,456,400	62,389,158
MFS Government Securities Portfolio	(474,601)	—	5,469,200	218,099,151
MFS Growth Series	2,345,586	13,131,063	205,765	195,184,584
MFS High Yield Portfolio	(21,874)	—	5,987,653	108,485,808
MFS Inflation-Adjusted Bond Portfolio	(627,739)	—	984,249	107,086,729
MFS Institutional Money Market Portfolio	—	—	996	10,325
MFS International Growth Portfolio	171,389	2,924,033	590,564	63,280,618
MFS International Value Portfolio	769,765	—	1,272,287	64,283,307
MFS Limited Maturity Portfolio	(10,715)	348,065	1,125,273	87,090,592
MFS Mid Cap Growth Series	1,711,322	16,688,774	—	151,164,376
MFS Mid Cap Value Portfolio	1,695,057	16,768,753	1,525,258	149,465,547
MFS New Discovery Series	42,850	6,654,338	—	30,866,199
MFS New Discovery Value Portfolio	101,906	4,655,921	177,565	31,481,501
MFS Research Bond Series	(836,151)	—	7,649,863	261,218,014
MFS Research International Portfolio	668,069	1,562,740	2,828,957	147,562,447
MFS Research Series	1,492,560	13,101,478	1,443,828	173,506,615
MFS Value Series	1,955,695	6,119,055	3,024,319	194,897,771

	$9,499,800	$81,954,220	$34,332,275	$2,152,608,670

4

QUARTERLY REPORT

September 30, 2014

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 1.0%
MTU Aero Engines Holding AG	19,985	$1,703,761
Triumph Group, Inc.	31,696	2,061,825

		$3,765,586

Airlines – 1.6%
Alaska Air Group, Inc.	39,057	$1,700,542
Delta Air Lines, Inc.	65,314	2,361,101
United Continental Holdings, Inc. (a)	33,860	1,584,309

		$5,645,952

Alcoholic Beverages – 1.1%
Molson Coors Brewing Co.	51,980	$3,869,391

Apparel Manufacturers – 1.2%
Polo Ralph Lauren Corp.	14,173	$2,334,718
PVH Corp.	16,618	2,013,271

		$4,347,989

Automotive – 1.1%
Delphi Automotive PLC	40,460	$2,481,816
TRW Automotive Holdings Corp. (a)	15,007	1,519,459

		$4,001,275

Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	137,410	$2,517,351

Brokerage & Asset Managers – 2.3%
Affiliated Managers Group, Inc. (a)	11,419	$2,287,911
NASDAQ OMX Group, Inc.	95,874	4,066,975
TD Ameritrade Holding Corp.	59,762	1,994,258

		$8,349,144

Business Services – 1.8%
Brenntag AG	35,084	$1,722,565
Fidelity National Information Services, Inc.	49,209	2,770,467
Realogy Holdings Corp. (a)	58,175	2,164,110

		$6,657,142

Chemicals – 0.7%
Celanese Corp.	43,863	$2,566,863

Computer Software – 0.6%
Symantec Corp.	88,378	$2,077,767

Computer Software – Systems – 4.0%
Ingram Micro, Inc., “A” (a)	93,854	$2,422,372
NCR Corp. (a)	79,104	2,642,865
NICE Systems Ltd., ADR	67,459	2,751,653
Sabre Corp.	144,677	2,591,888
Xerox Corp.	293,806	3,887,053

		$14,295,831

Construction – 2.2%
Armstrong World Industries, Inc. (a)	32,493	$1,819,608
Fortune Brands Home & Security, Inc.	57,043	2,345,038
Stanley Black & Decker, Inc.	41,139	3,652,732

		$7,817,378

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 1.8%
Newell Rubbermaid, Inc.	137,923	$4,745,930
Sensient Technologies Corp.	37,463	1,961,188

		$6,707,118

Containers – 2.5%
Crown Holdings, Inc. (a)	87,156	$3,880,185
Greif, Inc., “A”	38,988	1,708,064
Owens-Illinois, Inc. (a)	74,526	1,941,402
Silgan Holdings, Inc.	31,117	1,462,499

		$8,992,150

Electrical Equipment – 2.2%
Pentair PLC	39,838	$2,608,991
Tyco International Ltd.	66,573	2,967,159
WESCO International, Inc. (a)	31,223	2,443,512

		$8,019,662

Electronics – 3.3%
Agilent Technologies, Inc.	45,092	$2,569,342
Altera Corp.	67,160	2,402,985
Analog Devices, Inc.	54,732	2,708,687
Avago Technologies Ltd.	17,113	1,488,831
Microchip Technology, Inc.	56,515	2,669,203

		$11,839,048

Energy – Independent – 5.5%
Cimarex Energy Co.	13,184	$1,668,172
Cobalt International Energy, Inc. (a)	123,431	1,678,662
CONSOL Energy, Inc.	56,851	2,152,379
Energen Corp.	36,989	2,672,085
EQT Corp.	24,147	2,210,416
HollyFrontier Corp.	48,767	2,130,143
Noble Energy, Inc.	36,126	2,469,573
PDC Energy, Inc. (a)	33,833	1,701,462
Peabody Energy Corp.	82,426	1,020,434
SM Energy Co.	25,929	2,022,462

		$19,725,788

Entertainment – 1.2%
AMC Networks, Inc., “A” (a)	30,166	$1,762,298
Cinemark Holdings, Inc.	72,088	2,453,876

		$4,216,174

Food & Beverages – 4.7%
Bunge Ltd.	33,281	$2,803,259
Coca-Cola Enterprises, Inc.	49,247	2,184,597
Flowers Foods, Inc.	132,195	2,427,100
Ingredion, Inc.	39,879	3,022,429
J.M. Smucker Co.	32,507	3,217,868
Pinnacle Foods, Inc.	58,135	1,898,108
Snyders-Lance, Inc.	54,624	1,447,536

		$17,000,897

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 1.0%
Empire Co. Ltd.	25,668	$1,785,152
Rite Aid Corp. (a)	356,431	1,725,126

		$3,510,278

Gaming & Lodging – 0.5%
Wynn Resorts Ltd.	10,124	$1,893,998

General Merchandise – 0.7%
Kohl’s Corp.	40,559	$2,475,316

Insurance – 7.9%
Allied World Assurance Co.	64,381	$2,371,796
Arthur J. Gallagher & Co.	62,870	2,851,783
Everest Re Group Ltd.	18,574	3,009,174
Genworth Financial, Inc. (a)	65,770	861,587
Hanover Insurance Group, Inc.	25,863	1,588,505
Hartford Financial Services Group, Inc.	50,520	1,881,870
HCC Insurance Holdings, Inc.	51,747	2,498,863
Lincoln National Corp.	60,444	3,238,590
Symetra Financial Corp.	117,257	2,735,606
Third Point Reinsurance Ltd. (a)	113,832	1,656,256
Unum Group	96,796	3,327,846
Validus Holdings Ltd.	63,895	2,500,850

		$28,522,726

Leisure & Toys – 0.6%
Mattel, Inc.	74,395	$2,280,207

Machinery & Tools – 4.0%
Allison Transmission Holdings, Inc.	90,001	$2,564,128
Cummins, Inc.	15,299	2,019,162
Eaton Corp. PLC	40,584	2,571,808
Joy Global, Inc.	27,981	1,526,084
Kennametal, Inc.	42,018	1,735,764
Regal Beloit Corp.	28,924	1,858,367
SPX Corp.	23,616	2,218,251

		$14,493,564

Major Banks – 3.3%
Comerica, Inc.	49,460	$2,466,076
Huntington Bancshares, Inc.	321,257	3,125,831
KeyCorp	216,897	2,891,237
Regions Financial Corp.	172,698	1,733,888
State Street Corp.	24,007	1,767,155

		$11,984,187

Medical & Health Technology & Services – 2.3%
AmerisourceBergen Corp.	43,498	$3,362,395
Quest Diagnostics, Inc.	47,269	2,868,283
Universal Health Services, Inc.	20,527	2,145,072

		$8,375,750

Medical Equipment – 4.1%
CareFusion Corp. (a)	58,885	$2,664,546
Cooper Cos., Inc.	11,535	1,796,576
DENTSPLY International, Inc.	47,100	2,147,760
PerkinElmer, Inc.	86,717	3,780,861
St. Jude Medical, Inc.	33,244	1,998,962

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Teleflex, Inc.	23,447	$2,462,873

		$14,851,578

Metals & Mining – 0.6%
GrafTech International Ltd. (a)	107,524	$492,460
United States Steel Corp.	47,014	1,841,538

		$2,333,998

Natural Gas – Distribution – 2.2%
AGL Resources, Inc.	38,730	$1,988,398
NiSource, Inc.	49,041	2,009,700
NorthWestern Corp.	30,035	1,362,388
Spectra Energy Corp.	65,575	2,574,475

		$7,934,961

Natural Gas – Pipeline – 0.3%
QEP Midstream Partners LP	46,804	$1,108,787

Oil Services – 2.0%
Cameron International Corp. (a)	42,519	$2,822,411
Ensco PLC, “A”	40,932	1,690,901
Pacific Drilling S.A. (a)	189,434	1,566,619
Tidewater, Inc.	27,656	1,079,414

		$7,159,345

Other Banks & Diversified Financials – 5.4%
BB&T Corp.	94,920	$3,531,973
Discover Financial Services	59,037	3,801,392
Fifth Third Bancorp	129,628	2,595,153
M&T Bank Corp.	16,764	2,066,834
PrivateBancorp, Inc.	81,587	2,440,267
SunTrust Banks, Inc.	54,760	2,082,523
TCF Financial Corp.	195,595	3,037,590

		$19,555,732

Pharmaceuticals – 1.8%
Endo International PLC (a)	43,617	$2,980,786
Hospira, Inc. (a)	34,319	1,785,618
Impax Laboratories, Inc. (a)	69,381	1,645,024

		$6,411,428

Printing & Publishing – 0.6%
Equifax, Inc.	30,412	$2,272,993

Real Estate – 4.6%
Annaly Mortgage Management, Inc., REIT	117,853	$1,258,670
Corporate Office Properties Trust, REIT	97,979	2,520,020
DDR Corp., REIT	117,927	1,972,919
EPR Properties, REIT	48,631	2,464,619
Equity Lifestyle Properties, Inc., REIT	36,146	1,531,145
Medical Properties Trust, Inc., REIT	179,973	2,206,469
Mid-America Apartment Communities, Inc., REIT	34,456	2,262,036
Plum Creek Timber Co. Inc., REIT	58,549	2,283,996

		$16,499,874

Specialty Chemicals – 3.4%
Akzo Nobel N.V.	36,283	$2,471,769
Albemarle Corp.	39,658	2,335,856

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
FMC Corp.	36,357	$2,079,257
Rockwood Holdings, Inc.	25,640	1,960,178
Valspar Corp.	45,882	3,624,219

		$12,471,279

Specialty Stores – 5.6%
AutoZone, Inc. (a)	3,849	$1,961,681
Bed Bath & Beyond, Inc. (a)	44,549	2,932,661
Best Buy Co., Inc.	91,343	3,068,211
Burlington Stores, Inc. (a)	56,459	2,250,456
Children’s Place, Inc.	25,902	1,234,489
Express, Inc. (a)	88,201	1,376,818
L Brands, Inc.	40,957	2,743,300
Office Depot, Inc. (a)	367,602	1,889,474
Sally Beauty Holdings, Inc. (a)	101,942	2,790,153

		$20,247,243

Telephone Services – 2.0%
COLT Telecom Group S.A. (a)	456,056	$988,491
Frontier Communications Corp.	375,113	2,441,986
Quebecor, Inc., “B”	63,624	1,598,624
Windstream Holdings, Inc.	190,640	2,055,099

		$7,084,200

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 0.5%
Swift Transportation Co. (a)	79,178	$1,661,154

Utilities – Electric Power – 6.2%
AES Corp.	180,610	$2,561,050
CMS Energy Corp.	102,737	3,047,179
DTE Energy Co.	30,006	2,282,856
Great Plains Energy, Inc.	79,692	1,926,156
Northeast Utilities	71,685	3,175,646
NRG Energy, Inc.	101,048	3,079,943
Pinnacle West Capital Corp.	56,993	3,114,098
Public Service Enterprise Group, Inc.	84,058	3,130,320

		$22,317,248

Total Common Stocks		$357,858,352

MONEY MARKET FUNDS – 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,730,258	$4,730,258

Total Investments		$362,588,610

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(1,271,490)

Net Assets – 100.0%		$361,317,120

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$343,269,718	$—	$—	$343,269,718
Germany	—	3,426,326	—	3,426,326
Canada	3,383,776	—	—	3,383,776
Israel	2,751,653	—	—	2,751,653
Netherlands	—	2,471,769	—	2,471,769
Luxembourg	1,566,619	—	—	1,566,619
United Kingdom	988,491	—	—	988,491
Mutual Funds	4,730,258	—	—	4,730,258
Total Investments	$356,690,515	$5,898,095	$—	$362,588,610

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,898,095 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity

4

Supplemental Information (unaudited) – continued

securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$302,139,348
Gross unrealized appreciation	66,493,227
Gross unrealized depreciation	(6,043,965)
Net unrealized appreciation (depreciation)	$60,449,262

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,309,015	104,423,485	(102,002,242)	4,730,258

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,070	$4,730,258

5

QUARTERLY REPORT

September 30, 2014

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Medical & Health Technology & Services – 0.7%
Capital Senior Living Corp. (a)	83,319	$1,768,862

Real Estate – 97.0%
Advance Residence Investment Corp., REIT	1,215	$2,824,937
Alexandria Real Estate Equities, Inc., REIT	70,388	5,191,115
Ascendas India Trust, REIT	7,901,000	4,799,933
Atrium European Real Estate Ltd.	829,135	4,314,626
AvalonBay Communities, Inc., REIT	64,441	9,084,248
Big Yellow Group PLC, REIT	530,143	4,451,871
Boston Properties, Inc., REIT	48,277	5,588,546
BR Malls Participacoes S.A.	229,932	1,815,784
British Land Co. PLC, REIT	322,057	3,656,424
Canadian Apartment Properties, REIT	6,283	132,342
Concentradora Fibra Danhos S.A. de C.V., REIT	644,402	1,736,894
Corio N.V., REIT	92,859	4,553,614
Corporate Office Properties Trust, REIT	141,567	3,641,103
Digital Realty Trust, Inc., REIT	41,433	2,584,591
EastGroup Properties, Inc., REIT	19,881	1,204,590
Equity Lifestyle Properties, Inc., REIT	131,438	5,567,714
Federal Realty Investment Trust, REIT	33,870	4,012,240
GAGFAH S.A. (a)	90,371	1,678,394
Gramercy Property Trust, Inc., REIT	425,176	2,449,014
Grand City Properties S.A. (a)	56,783	773,139
Hang Lung Properties Ltd.	1,266,944	3,605,924
Henderson Land Development Co. Ltd.	618,951	4,009,509
Home Properties, Inc., REIT	71,721	4,177,031
Host Hotels & Resorts, Inc., REIT	240,205	5,123,573
Intu Properties PLC, REIT	685,407	3,585,674
Kenedix Office Investment Corp., REIT	882	4,736,704
Lar Espana Real Estate Socimi S.A., REIT (a)	96,662	1,136,934
LEG Immobilien AG	34,204	2,370,460
Link REIT	960,264	5,534,146
LondonMetric Property PLC, REIT	648,679	1,461,732
Mapletree Logistics Trust, REIT	3,420,000	3,096,418
Medical Properties Trust, Inc., REIT	244,581	2,998,563
Mid-America Apartment Communities, Inc., REIT	83,897	5,507,838
Mitsubishi Estate Co. Ltd.	356,069	8,014,190
Mitsui Fudosan Co. Ltd.	339,075	10,386,346
Multiplan Empreendimentos Imobiliarios S.A.	167,988	3,439,713

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
National Health Investors, Inc., REIT	20,644	$1,179,598
NTT Urban Development Corp.	515,800	5,427,246
Plum Creek Timber Co. Inc., REIT	150,173	5,858,249
Prologis Property Mexico S.A. de C.V., REIT	623,311	1,310,622
Public Storage, Inc., REIT	47,683	7,907,749
Quintain Estates & Development PLC (a)	1,709,065	2,465,879
Rexford Industrial Realty, Inc., REIT	281,702	3,898,756
Simon Property Group, Inc., REIT	79,899	13,136,994
Stockland, IEU	1,025,444	3,546,419
Sun Hung Kai Properties Ltd.	425,433	6,032,335
TAG Immobilien AG	150,881	1,705,234
Tanger Factory Outlet Centers, Inc., REIT	128,671	4,210,115
Unibail-Rodamco, REIT	27,163	6,975,569
Ventas, Inc., REIT	90,588	5,611,927
Vornado Realty Trust, REIT	77,001	7,697,020
Washington Prime Group, Inc. REIT	314,768	5,502,145
Westfield Corp., REIT	960,028	6,262,117
Weyerhaeuser Co., REIT	182,778	5,823,305

		$233,797,153

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT	30,775	$2,881,463

Total Common Stocks		$238,447,478

	Strike Price	First Exercise
WARRANTS – 0.1%
Real Estate – 0.1%
Sun Hung Kai Properties Ltd. (1 share for 1 warrant) (a)	HKD 98.60	4/23/14	36,786	$61,493

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)			2,442,990	$2,442,990

Total Investments				$240,951,961

OTHER ASSETS, LESS LIABILITIES – 0.0%				97,470

Net Assets – 100.0%				$241,049,431

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

HKD	Hong Kong Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$122,606,349	$—	$—	$122,606,349
Japan	31,389,423	—	—	31,389,423
Hong Kong	19,243,407	—	—	19,243,407
United Kingdom	7,513,285	8,108,295	—	15,621,580
Australia	9,808,536	—	—	9,808,536
Singapore	7,896,351	—	—	7,896,351
France	—	6,975,569	—	6,975,569
Germany	2,370,460	3,383,628	—	5,754,088
Brazil	5,255,497	—	—	5,255,497
Other Countries	12,821,237	1,136,934	—	13,958,171
Mutual Funds	2,442,990	—	—	2,442,990
Total Investments	$221,347,535	$19,604,426	$—	$240,951,961

2

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $16,789,098 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $22,728,333 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$213,042,426
Gross unrealized appreciation	31,833,494
Gross unrealized depreciation	(3,923,959)
Net unrealized appreciation (depreciation)	$27,909,535

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,742,543	36,912,818	(37,212,371)	2,442,990

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$637	$2,442,990

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2014, are as follows:

United States	51.8%
Japan	13.0%
Honk Kong	8.1%
United Kingdom	6.5%
Australia	4.0%
Singapore	3.3%
France	2.9%
Germany	2.4%
Brazil	2.2%
Other Countries	5.8%

3

QUARTERLY REPORT

September 30, 2014

MFS® BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

PORTFOLIO OF INVESTMENTS

9/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 1.5%
AAR Corp.	20,175	$487,228
Ducommun, Inc. (a)	28,722	787,270
Engility Holdings, Inc. (a)	24,187	753,909

		$2,028,407

Biotechnology – 2.8%
Affymetrix, Inc. (a)	118,080	$942,278
Emergent BioSolutions, Inc. (a)	3,941	83,983
Foundation Medicine, Inc. (a)(l)	61,776	1,171,273
MiMedx Group, Inc. (a)	218,517	1,558,026

		$3,755,560

Broadcasting – 0.5%
MDC Partners, Inc.	32,571	$625,037

Brokerage & Asset Managers – 0.4%
Evercore Partners, Inc.	12,309	$578,523

Business Services – 3.6%
Forrester Research, Inc.	46,362	$1,708,903
Jones Lang LaSalle, Inc.	7,449	941,107
Performant Financial Corp. (a)	141,143	1,140,435
RE/MAX Holdings, Inc., “A”	32,064	953,263

		$4,743,708

Chemicals – 0.7%
Huntsman Corp.	34,662	$900,865

Computer Software – 3.8%
Aspen Technology, Inc. (a)	21,739	$819,995
CommVault Systems, Inc. (a)	32,585	1,642,284
PTC, Inc. (a)	55,049	2,031,308
SolarWinds, Inc. (a)	13,264	557,751

		$5,051,338

Computer Software – Systems – 6.2%
Fleetmatics Group PLC (a)	50,052	$1,526,586
Ingram Micro, Inc., “A” (a)	55,711	1,437,901
Insight Enterprises, Inc. (a)	33,061	748,170
Premiere Global Services, Inc. (a)	60,901	728,985
SS&C Technologies Holdings, Inc. (a)	40,908	1,795,452
Tech Data Corp. (a)	10,533	619,972
Vantiv, Inc., “A” (a)	44,248	1,367,263

		$8,224,329

Construction – 3.0%
Eagle Materials, Inc.	13,093	$1,333,260
Lennox International, Inc.	18,008	1,384,275
Patrick Industries, Inc. (a)	17,287	732,277
Pool Corp.	10,592	571,121

		$4,020,933

Consumer Products – 0.6%
USANA Health Sciences, Inc. (a)	10,487	$772,472

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – 4.1%
Carriage Services, Inc.	58,103	$1,006,925
DeVry, Inc.	32,894	1,408,192
Grand Canyon Education, Inc. (a)	27,879	1,136,627
HomeAway, Inc. (a)	44,668	1,585,714
ITT Educational Services, Inc. (a)(l)	63,548	272,621

		$5,410,079

Containers – 0.3%
Graphic Packaging Holding Co. (a)	27,749	$344,920

Electrical Equipment – 0.4%
Smith & Wesson Holding Corp. (a)	62,207	$587,234

Electronics – 3.2%
Jabil Circuit, Inc.	48,666	$981,593
MaxLinear, Inc., “A” (a)	100,505	691,474
Sanmina Corp. (a)	42,327	882,941
Silicon Laboratories, Inc. (a)	32,919	1,337,828
Ultratech, Inc. (a)	5,209	118,505
Vishay Intertechnology, Inc.	19,169	273,925

		$4,286,266

Energy – Independent – 4.8%
Abraxas Petroleum Corp. (a)	95,460	$504,029
Alon USA Energy, Inc.	10,764	154,571
Athlon Energy, Inc. (a)	41,434	2,412,702
Clayton Williams Energy, Inc. (a)	12,972	1,251,149
Delek U.S. Holdings, Inc.	25,153	833,067
PBF Energy, Inc., “A”	7,074	169,776
Western Refining Co. LP	23,554	989,032

		$6,314,326

Entertainment – 0.1%
Cinemark Holdings, Inc.	3,971	$135,173

Food & Beverages – 1.8%
Cal-Maine Foods, Inc.	5,661	$505,697
Pilgrim’s Pride Corp. (a)	33,400	1,020,704
Sanderson Farms, Inc.	9,420	828,489

		$2,354,890

Food & Drug Stores – 0.7%
SUPERVALU, Inc. (a)	96,467	$862,415

Forest & Paper Products – 0.4%
Domtar Corp.	3,069	$107,814
Resolute Forest Products, Inc. (a)	30,538	477,614

		$585,428

Gaming & Lodging – 0.5%
Global Cash Access Holdings, Inc. (a)	93,713	$632,563

Health Maintenance Organizations – 1.2%
Centene Corp. (a)	14,889	$1,231,469
Health Net, Inc. (a)	3,301	152,209
Molina Healthcare, Inc. (a)	3,396	143,651

		$1,527,329

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 5.1%
Assurant, Inc.	20,387	$1,310,884
Hanover Insurance Group, Inc.	1,776	109,082
HCI Group, Inc.	21,798	784,510
Safety Insurance Group, Inc.	14,014	755,495
Symetra Financial Corp.	79,226	1,848,343
Third Point Reinsurance Ltd. (a)	45,024	655,099
United Fire Group, Inc.	6,774	188,114
Validus Holdings Ltd.	29,184	1,142,262

		$6,793,789

Internet – 4.5%
AVG Technologies N.V. (a)	37,266	$617,870
Lionbridge Technologies, Inc. (a)	122,889	553,001
LogMeIn, Inc. (a)	19,853	914,628
Shutterfly, Inc. (a)	30,563	1,489,641
Shutterstock, Inc. (a)	25,426	1,814,908
Web.Com Group, Inc. (a)	29,896	596,724

		$5,986,772

Leisure & Toys – 1.9%
Brunswick Corp.	44,726	$1,884,754
JAKKS Pacific, Inc. (a)(l)	94,020	667,542

		$2,552,296

Machinery & Tools – 5.0%
Allison Transmission Holdings, Inc.	39,843	$1,135,127
Columbus McKinnon Corp.	63,520	1,396,805
Herman Miller, Inc.	45,705	1,364,294
IPG Photonics Corp. (a)	22,362	1,538,058
Kadant, Inc.	3,674	143,470
Kennametal, Inc.	6,784	280,247
Park-Ohio Holdings Corp.	14,874	711,870

		$6,569,871

Medical & Health Technology & Services – 0.8%
Kindred Healthcare, Inc.	47,863	$928,542
PharMerica Corp. (a)	4,091	99,943

		$1,028,485

Medical Equipment – 6.3%
Analogic Corp.	4,880	$312,125
AngioDynamics, Inc. (a)	36,303	498,077
AtriCure, Inc. (a)	83,792	1,233,418
DexCom, Inc. (a)	18,752	749,892
GenMark Diagnostics, Inc. (a)	70,946	636,386
Heartware International, Inc. (a)	4,369	339,165
NxStage Medical, Inc. (a)	91,841	1,205,872
OraSure Technologies, Inc. (a)	216,313	1,561,780
PhotoMedex, Inc. (a)(l)	50,982	316,088
Symmetry Medical, Inc. (a)	43,372	437,623
Tornier N.V. (a)	31,305	748,190
Volcano Corp. (a)	27,817	295,973

		$8,334,589

Metals & Mining – 1.9%
Globe Specialty Metals, Inc.	20,935	$380,808
Olympic Steel, Inc.	23,755	488,640

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Metals & Mining – continued
U.S. Silica Holdings, Inc.	22,015	$1,376,158
United States Steel Corp.	6,725	263,418

		$2,509,024

Natural Gas – Distribution – 0.1%
Atmos Energy Corp.	2,868	$136,804

Network & Telecom – 0.5%
Voxx International Corp. (a)	75,981	$706,623

Oil Services – 1.9%
Basic Energy Services, Inc. (a)	76,693	$1,663,471
Furmanite Corp. (a)	29,827	201,631
Willbros Group, Inc. (a)	86,142	717,563

		$2,582,665

Other Banks & Diversified Financials – 7.7%
BancorpSouth, Inc.	76,586	$1,542,442
Customers Bancorp, Inc. (a)	37,789	678,690
East West Bancorp, Inc.	11,262	382,908
First Interstate BancSystem, Inc.	60,951	1,619,468
Metro Bancorp, Inc. (a)	17,276	418,943
Nelnet, Inc., “A”	18,574	800,354
Ocwen Financial Corp. (a)	5,930	155,247
PacWest Bancorp	20,943	863,480
Popular, Inc. (a)	23,390	688,485
PrivateBancorp, Inc.	65,065	1,946,094
Western Alliance Bancorp. (a)	47,637	1,138,524

		$10,234,635

Pharmaceuticals – 2.0%
Alere, Inc. (a)	38,634	$1,498,227
Anika Therapeutics, Inc. (a)	3,809	139,638
Impax Laboratories, Inc. (a)	9,260	219,555
Mallinckrodt PLC (a)	9,147	824,602

		$2,682,022

Printing & Publishing – 1.0%
Quad/Graphics, Inc.	31,879	$613,671
R.R. Donnelley & Sons Co.	43,258	712,027

		$1,325,698

Railroad & Shipping – 0.4%
Safe Bulkers, Inc.	89,329	$594,931

Real Estate – 7.0%
Altisource Residential Corp.	33,083	$793,992
Ashford Hospitality Prime, REIT	11,330	172,556
Ashford Hospitality Trust, REIT	71,046	726,090
Corporate Office Properties Trust, REIT	12,349	317,616
Hilltop Holdings, Inc. (a)	32,763	656,898
Home Properties, Inc., REIT	16,032	933,704
Hospitality Properties Trust	7,118	191,118
Medical Properties Trust, Inc., REIT	92,580	1,135,031
Mid-America Apartment Communities, Inc., REIT	15,197	997,683
Potlatch Corp., REIT	25,568	1,028,089
Resource Capital Corp., REIT	28,916	140,821

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
RLJ Lodging Trust, REIT	33,857	$963,909
Ryman Hospitality Properties, Inc., REIT	6,860	324,478
Tanger Factory Outlet Centers, Inc., REIT	27,399	896,495

		$9,278,480

Restaurants – 0.3%
Jack in the Box, Inc.	3,088	$210,571
Red Robin Gourmet Burgers, Inc. (a)	2,744	156,134

		$366,705

Specialty Chemicals – 2.8%
A. Schulman, Inc.	15,494	$560,263
Andersons, Inc.	18,766	1,180,006
Green Plains, Inc.	29,822	1,115,045
REX American Resources Corp. (a)	11,493	837,610

		$3,692,924

Specialty Stores – 3.9%
Barnes & Noble, Inc. (a)	39,747	$784,606
Burlington Stores, Inc. (a)	44,013	1,754,358
Children’s Place, Inc.	29,126	1,388,145
Express, Inc. (a)	52,180	814,530
Office Depot, Inc. (a)	83,607	429,740

		$5,171,379

Telecommunications – Wireless – 0.5%
Intelsat S.A. (a)	41,902	$718,200

Telephone Services – 1.3%
Inteliquent, Inc.	65,668	$817,567
Shenandoah Telecommunications Co.	26,268	651,709
West Corp.	8,646	254,711

		$1,723,987

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 0.2%
Schweitzer-Mauduit International, Inc.	5,494	$226,957

Trucking – 1.7%
Celadon Group, Inc.	31,161	$606,081
Swift Transportation Co. (a)	78,324	1,643,238

		$2,249,319

Utilities – Electric Power – 1.5%
Black Hills Corp.	2,297	$109,980
Great Plains Energy, Inc.	9,939	240,226
PNM Resources, Inc.	40,822	1,016,876
Portland General Electric Co.	20,167	647,764

		$2,014,846

Utilities – Water – 0.5%
American States Water Co.	20,128	$612,294

Total Common Stocks		$131,835,090

COLLATERAL FOR SECURITIES LOANED – 1.2%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	1,584,425	$1,584,425

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,025,645	$1,025,645

Total Investments		$134,445,160

OTHER ASSETS, LESS LIABILITIES – (1.4)%		(1,829,844)

Net Assets – 100.0%		$132,615,316

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$131,835,090	$—	$—	$131,835,090
Mutual Funds	2,610,070	—	—	2,610,070
Total Investments	$134,445,160	$—	$—	$134,445,160

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$114,457,518
Gross unrealized appreciation	25,779,321
Gross unrealized depreciation	(5,791,679)
Net unrealized appreciation (depreciation)	$19,987,642

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,168,618	20,055,538	(20,198,511)	1,025,645

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$694	$1,025,645

5

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	ROBIN A . STELMACH
Robin A. Stelmach, President

Date: November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 14, 2014

*	Print name and title of each signing officer under his or her signature.